Schedule of Investments - Virtus Emerging Markets Dividend ETF

April 30, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 92.4%
Communication Services - 2.9%
Advanced Info Service PCL (Thailand)	8,800	$91,786
Tencent Holdings Ltd. (China)	2,500	149,314
TIM SA (Brazil)	11,200	58,241
Total Communication Services		299,341
Consumer Discretionary - 1.9%
Brilliance China Automotive Holdings Ltd. (China)	358,000	123,866
Chow Tai Fook Jewellery Group Ltd. (China)	54,400	73,830
Total Consumer Discretionary		197,696
Consumer Staples - 2.2%
AVI Ltd. (South Africa)	19,400	116,114
MBRF Global Foods Co. SA (Brazil)	33,000	116,158
Total Consumer Staples		232,272
Energy - 5.2%
PetroChina Co., Ltd. Class H (China)	80,000	122,873
Petroleo Brasileiro SA - Petrobras (Brazil)	13,800	152,525
Turkiye Petrol Rafinerileri AS (Turkey)	44,600	267,493
Total Energy		542,891
Financials - 20.4%
Bank Mandiri Persero Tbk PT (Indonesia)	855,000	216,837
Bank of China Ltd. Class H (China)	80,000	51,682
Bank of Cyprus Holdings PLC (Cyprus)	2,900	31,313
Bank Polska Kasa Opieki SA (Poland)	3,928	245,229
Credit Agricole SA (France)	3,672	71,519
CTBC Financial Holding Co., Ltd. (Taiwan)	56,000	92,436
Emirates NBD Bank PJSC (United Arab Emirates)	3,854	30,428
First Abu Dhabi Bank PJSC (United Arab Emirates)	11,856	56,680
Grupo Cibest SA (Colombia)(1)	4,312	294,035
Hana Financial Group, Inc. (South Korea)	2,344	202,129
Industrial & Commercial Bank of China Ltd. Class H (China)	200,000	179,508
New China Life Insurance Co., Ltd. Class H (China)	22,800	149,041
Piraeus Bank SA (Greece)*	10,672	99,576
Powszechny Zaklad Ubezpieczen SA (Poland)	2,272	39,864
SinoPac Financial Holdings Co., Ltd. (Taiwan)	64,000	62,516
State Bank of India (India)(2)	2,568	293,266
Total Financials		2,116,059
Industrials - 11.3%
COSCO SHIPPING Holdings Co., Ltd Class H (China)	136,000	250,035
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	40,000	255,014
HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (South Korea)	352	109,526
Sinotruk Hong Kong Ltd. (China)	36,000	176,771
SITC International Holdings Co., Ltd. (China)	48,000	200,273
Yutong Bus Co., Ltd. (China)	34,400	178,251

Security Description	Shares	Value
COMMON STOCKS (continued)
Information Technology - 34.3%
Cirrus Logic, Inc.*	520	$84,802
Delta Electronics, Inc. (Taiwan)	7,000	478,310
Infosys Ltd. (India)(1)	8,640	107,654
Oracle Financial Services Software Ltd. (India)	860	88,130
Samsung Electronics Co., Ltd. (South Korea)	3,944	586,335
SK hynix, Inc. (South Korea)	504	436,990
Synnex Technology International Corp. (Taiwan)	30,000	78,114
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	24,000	1,617,195
United Microelectronics Corp. (Taiwan)	36,000	87,828
Total Information Technology		3,565,358
Materials - 10.3%
Aneka Tambang Tbk (Indonesia)	474,400	102,499
China Hongqiao Group Ltd. (China)	52,000	216,963
Tata Steel Ltd. (India)(2)	9,320	205,972
Vale SA (Brazil)(1)	20,258	331,421
Zijin Mining Group Co., Ltd. Class H (China)	48,000	218,658
Total Materials		1,075,513
Real Estate - 1.1%
CapitaLand Integrated Commercial Trust (Singapore)	15,200	28,184
Emaar Development PJSC (United Arab Emirates)	21,360	84,786
Total Real Estate		112,970
Utilities - 2.8%
Cia de Saneamento de Minas Gerais Copasa MG (Brazil)	7,200	78,575
CPFL Energia SA (Brazil)	12,800	126,480
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	808,000	90,556
Total Utilities		295,611
Total Common Stocks
(Cost $9,351,278)		9,607,581

PREFERRED STOCKS - 4.6%

Information Technology - 3.3%
Samsung Electronics Co., Ltd., 0.00% (South Korea)	3,200	341,532

Materials - 0.9%
Bradespar SA, 7.91% (Brazil)	19,000	88,021

Utilities - 0.4%
Cia De Sanena Do Parana, 0.00% (Brazil)	29,160	46,403

Total Preferred Stocks
(Cost $393,458)		475,956

TOTAL INVESTMENTS - 97.0%
(Cost $9,744,736)		10,083,537
Other Assets in Excess of Liabilities - 3.0%		309,223
Net Assets - 100.0%		$10,392,760

Schedule of Investments - Virtus Emerging Markets Dividend ETF (continued)

April 30, 2026 (unaudited)

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Global Depositary Receipts.

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$9,607,581	$—	$—	$9,607,581
Preferred Stocks	475,956	—	—	475,956
Total	$10,083,537	$—	$—	$10,083,537